UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08471

Morgan Stanley Aggressive Equity Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	July 31, 2007

Date of reporting period:	October 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Aggressive Equity Fund

Portfolio of Investments October 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (97.5%)
	Air Freight/Couriers (5.0%)
141,066	C.H. Robinson Worldwide, Inc.	$5,888,095
161,135	Expeditors International of Washington, Inc.	7,639,410
		13,527,505
	Apparel/Footwear Retail (2.8%)
101,229	Abercrombie & Fitch Co. (Class A)	7,759,203

	Broadcasting (3.1%)
339,426	Grupo Televisa S.A. - CPO (ADR) (Mexico)	8,377,034

	Chemicals: Agricultural (4.4%)
268,797	Monsanto Co.	11,886,203

	Data Processing Services (1.5%)
189,993	Western Union Co.	4,189,346

	Discount Stores (8.0%)
160,506	Costco Wholesale Corp.	8,567,810
75,348	Sears Holdings Corp.*	13,145,966
		21,713,776
	Financial Conglomerates (8.3%)
162,193	American Express Co.	9,376,377
299,407	Brookfield Asset Management Inc. (Class A) (Canada)	13,335,588
		22,711,965
	Financial Publishing/Services (2.8%)
116,264	Moody’s Corp.	7,708,303

	Home Building (2.8%)
110,780	Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*	4,863,242
5,141	NVR, Inc.*	2,886,672
		7,749,914
	Hotels/Resorts/Cruiselines (2.9%)
190,018	Marriott International, Inc. (Class A)	7,937,052

	Internet Retail (3.0%)
214,514	Amazon.com, Inc.*	8,170,838

	Internet Software/Services (9.7%)
34,624	Google, Inc. (Class A)*	16,494,527
372,696	Yahoo!, Inc.*	9,816,813
		26,311,340
	Investment Banks/Brokers (2.9%)
116,068	Greenhill & Co., Inc.	7,885,660

	Medical Specialties (2.5%)
187,272	Dade Behring Holdings, Inc.	6,822,319

	Miscellaneous Commercial Services (7.1%)
135,662	Corporate Executive Board Co. (The)	12,185,161
166,275	Iron Mountain Inc.*	7,211,347
		19,396,508
	Oil & Gas Production (6.9%)
349,747	Ultra Petroleum Corp. (Canada)*	18,665,997

	Other Consumer Services (7.3%)
455,570	eBay Inc.*	14,637,464
46,164	Strayer Education, Inc.	5,222,072
		19,859,536
	Personnel Services (1.8%)
122,581	Monster Worldwide, Inc.*	4,965,756

	Property - Casualty Insurers (3.0%)
2,341	Berkshire Hathaway Inc. (Class B)*	8,228,615

	Restaurants (2.4%)
191,319	Wendy’s International, Inc.	6,619,637

	Services to the Health Industry (2.4%)
91,492	Stericycle, Inc.*	6,469,399

	Specialty Telecommunications (2.2%)
179,849	Crown Castle International Corp.*	6,051,919

	Tobacco (1.6%)
75,727	Loews Corp.- Carolina Group	4,378,535

	Wireless Telecommunications (3.1%)
196,448	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)	8,421,726

	TOTAL COMMON STOCKS (Cost $211,154,733)	265,808,086

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (1.7%)
	Repurchase Agreement
$4,703	Joint repurchase agreement account 5.295% due 11/01/06 (dated 10/31/06; proceeds $4,703,692) (a) (Cost $4,703,000)		4,703,000

	TOTAL INVESTMENTS (Cost $215,857,733) (b)	99.2%	270,511,086
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.8	2,139,798
	NET ASSETS	100.0%	$272,650,884

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $62,950,906 and the aggregate gross unrealized depreciation is $8,297,553, resulting in net unrealized appreciation of $54,653,353.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Aggressive Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2006